Capital Stock (Details Narrative)	1 Months Ended
	Nov. 30, 2016 USD ($) Shareholders $ / shares shares	Jun. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares
Capital Stock Details Narrative
Common stock; par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Common stock; shares authorized | shares			75,000,000	75,000,000	75,000,000
Common stock; shares issued | shares		4,000,000	5,080,000	5,080,000	4,000,000
Purchase price of common stock | $ / shares		$ 0.001
Aggregate gross proceeds | $	$ 43,200	$ 4,000
Sold and issued of common stock | shares	1,080,000
Sold and issued of common stock, per share | $ / shares	$ 0.04
Number of independent shareholders | Shareholders	31